Schedule of Related Party Transactions (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions Schedule Of Related Party Transactions 1		$ 0
Related Party Transactions Schedule Of Related Party Transactions 2		0
Related Party Transactions Schedule Of Related Party Transactions 3		14,625
Related Party Transactions Schedule Of Related Party Transactions 4		0
Related Party Transactions Schedule Of Related Party Transactions 5		0
Related Party Transactions Schedule Of Related Party Transactions 6		3,750
Related Party Transactions Schedule Of Related Party Transactions 7		0
Related Party Transactions Schedule Of Related Party Transactions 8		0
Related Party Transactions Schedule Of Related Party Transactions 9		33,666
Related Party Transactions Schedule Of Related Party Transactions 10		0
Related Party Transactions Schedule Of Related Party Transactions 11		0
Related Party Transactions Schedule Of Related Party Transactions 12		52,041
Related Party Transactions Schedule Of Related Party Transactions 1	0
Related Party Transactions Schedule Of Related Party Transactions 2	0
Related Party Transactions Schedule Of Related Party Transactions 3	0
Related Party Transactions Schedule Of Related Party Transactions 4	0
Related Party Transactions Schedule Of Related Party Transactions 5	14,625
Related Party Transactions Schedule Of Related Party Transactions 6	0
Related Party Transactions Schedule Of Related Party Transactions 7	0
Related Party Transactions Schedule Of Related Party Transactions 8	0
Related Party Transactions Schedule Of Related Party Transactions 9	0
Related Party Transactions Schedule Of Related Party Transactions 10	3,750
Related Party Transactions Schedule Of Related Party Transactions 11	0
Related Party Transactions Schedule Of Related Party Transactions 12	0
Related Party Transactions Schedule Of Related Party Transactions 13	0
Related Party Transactions Schedule Of Related Party Transactions 14	0
Related Party Transactions Schedule Of Related Party Transactions 15	33,666
Related Party Transactions Schedule Of Related Party Transactions 16	0
Related Party Transactions Schedule Of Related Party Transactions 17	0
Related Party Transactions Schedule Of Related Party Transactions 18	0
Related Party Transactions Schedule Of Related Party Transactions 19	0
Related Party Transactions Schedule Of Related Party Transactions 20	$ 52,041